Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from share based payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2024	$ 15,028	$ 266,933	$ (3,490)	$ 51	$ 6,316	$ 364	$ (25,738)	$ 259,464
Net income (loss)							16,636	16,636
Other comprehensive income (loss), net of tax				295		10		305
Total comprehensive income (loss)				295		10	16,636	16,941
Exercise and forfeiture of share-based payment into shares	49	1,289			(1,364)			(26)
Cost of share-based payment					387			387
Dividend declared							(11,534)	(11,534)
Balance at Sep. 30, 2025	15,077	268,222	(3,490)	346	5,339	374	(20,636)	265,232
Balance at Dec. 31, 2024	15,028	266,933	(3,490)	51	6,316	364	(25,738)	259,464
Net income (loss)							20,198	20,198
Other comprehensive income (loss), net of tax				126		21		147
Total comprehensive income (loss)				126		21	20,198	20,345
Exercise and forfeiture of share-based payment into shares	50	1,450			(1,450)			50
Cost of share-based payment					845			845
Dividend declared							(11,534)	(11,534)
Income tax impact associated with issuance of shares		(100)						(100)
Balance at Dec. 31, 2025	15,078	268,283	(3,490)	177	5,711	385	(17,074)	269,070
Balance at Jun. 30, 2025	15,077	268,243	(3,490)	456	5,226	374	(25,932)	259,954
Net income (loss)							5,296	5,296
Other comprehensive income (loss), net of tax				(110)				(110)
Total comprehensive income (loss)				(110)			5,296	5,186
Exercise and forfeiture of share-based payment into shares		(21)			(4)			(25)
Cost of share-based payment					117			117
Balance at Sep. 30, 2025	15,077	268,222	(3,490)	346	5,339	374	(20,636)	265,232
Balance at Dec. 31, 2025	15,078	268,283	(3,490)	177	5,711	385	(17,074)	269,070
Net income (loss)							21,384	21,384
Other comprehensive income (loss), net of tax				(241)		(65)		(306)
Total comprehensive income (loss)				(241)		(65)	21,384	21,078
Exercise and forfeiture of share-based payment into shares	15	343			(343)			15
Cost of share-based payment					2,437			2,437
Dividend declared							(24,232)	(24,232)
Balance at Sep. 30, 2026	15,093	268,626	(3,490)	(64)	7,805	320	(19,922)	268,368
Balance at Jun. 30, 2026	15,081	268,404	(3,490)	160	7,110	394	(18,101)	269,558
Net income (loss)							7,990	7,990
Other comprehensive income (loss), net of tax				(224)		(74)		(298)
Total comprehensive income (loss)				(224)		(74)	7,990	7,692
Exercise and forfeiture of share-based payment into shares	12	222			(222)			12
Cost of share-based payment					917			917
Dividend declared							(9,811)	(9,811)
Balance at Sep. 30, 2026	$ 15,093	$ 268,626	$ (3,490)	$ (64)	$ 7,805	$ 320	$ (19,922)	$ 268,368